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[LOGO OF NEW YORK LIFE]
 THE  COMPANY  YOU  KEEP<reg-trade-mark>       NEW  YORK LIFE INSURANCE
                                               COMPANY

                                               51 Madison Avenue,
                                               New York, NY 10010
                                               (212) 576-4498

                                               Linda M. Reimer
                                               Assistant General Counsel



                                          May 2, 1997

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

    Re:   The New York Life Insurance and Annuity Corporation
          MFA Separate Account-I
          Certification Pursuant to Rule 497(j) under the Securities Act of 1933 File Nos. 2-86083 and 811-03831; CIK No. 0000726509


Commissioners:

       On behalf of New York Life Insurance and Annuity Corporation ("NYLIAC"), in lieu of filing the form of prospectus and Statement of Additional Information for the NYLIAC MFA Separate Account-I (the "Separate Account"), pursuant to paragraph (c) of Rule 497 under the Securities Act of 1933, we hereby certify that:

      (1) the form of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in post-effective amendment no. 17 to the Separate Account's registration statement on Form N-4, the most recent amendment to the Separate Account's registration statement; and

      (2) the text of post-effective amendment no. 17 to the Separate Account's registration statement on Form N-4, the most recent amendment to the Separate Account's registration statement, has been filed with the Securities and Exchange Commission electronically via EDGAR transmission, on April 25, 1997.

       If you have any questions regarding the foregoing, please contact the undersigned at (212) 576-4498.

                                          Very truly yours,

                                          /s/ Linda M. Reimer
                                          -------------------------------
                                          Linda M. Reimer